Condensed Consolidated Statements of Changes in Stockholders' (Deficit) Equity - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Common Stock [Member]
Statement [Line Items]
Balance	$ 313	$ 288		$ 288
Balance, shares	3,132,500	2,875,000		2,875,000
Common stock issued to initial stockholders			$ 288
Common stock issued to initial stockholders, shares			2,875,000
Net loss
Stock-based compensation
Issuance of 257,500 private placement units				$ 25
Issuance of 257,500 private placement units, shares				257,500
Relative fair value of public warrants at issuance
Relative fair value of anchor investor shares
Relative fair value of rights included in public units
Allocated value of transaction costs to common stock
Accretion of common stock to redemption amount
Balance	$ 313	$ 288	$ 288	$ 313
Balance, shares	3,132,500	2,875,000	2,875,000	3,132,500
Additional Paid-in Capital [Member]
Statement [Line Items]
Balance		$ 24,712		$ 24,712
Common stock issued to initial stockholders			24,712
Net loss
Stock-based compensation				62,500
Issuance of 257,500 private placement units				2,574,975
Relative fair value of public warrants at issuance				1,016,600
Relative fair value of anchor investor shares				3,626,296
Relative fair value of rights included in public units				1,329,317
Allocated value of transaction costs to common stock				(272,626)
Accretion of common stock to redemption amount				(8,361,774)
Balance		24,712	24,712
Retained Earnings [Member]
Statement [Line Items]
Balance	(3,537,781)	(490)		(490)
Common stock issued to initial stockholders
Net loss	(339,791)	(668)	(490)	577,440
Stock-based compensation
Issuance of 257,500 private placement units
Relative fair value of public warrants at issuance
Relative fair value of anchor investor shares
Relative fair value of rights included in public units
Allocated value of transaction costs to common stock
Accretion of common stock to redemption amount	(939,518)			(4,114,731)
Balance	(4,817,090)	(1,158)	(490)	(3,537,781)
Balance	(3,537,468)	24,510		24,510
Common stock issued to initial stockholders			25,000
Net loss	(339,791)	(668)	(490)	577,440
Stock-based compensation				62,500
Issuance of 257,500 private placement units				$ 2,575,000
Issuance of 257,500 private placement units, shares				257,500
Relative fair value of public warrants at issuance				$ 1,016,600
Relative fair value of anchor investor shares				3,626,296
Relative fair value of rights included in public units				1,329,317
Allocated value of transaction costs to common stock				(272,626)
Accretion of common stock to redemption amount	(939,518)			(12,476,505)
Balance	$ (4,816,777)	$ 23,842	$ 24,510	$ (3,537,468)